Note 5 - Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Note 5 - Capital Stock

NOTE 5 - CAPITAL STOCK

During the six months ended June 30, 2013, the Company received $88,634 in exchange for 66,756 shares of its common stock and issued 9,270 shares of its common stock in exchange for services valued at $13,905. At June 30, 2013, there were 113,043,526 shares issued and 113,043,526 shares outstanding.

NOTE 5 - CAPITAL STOCK

Preferred Stock. The Company has authorized 75,000,000 shares of preferred stock with a par value of $0.0001 per share. These shares may be issued in series with such rights and preferences as may be determined by the Board of Directors. The Company has not issued any preferred shares as of December 31, 2012.

Common Stock . As of December 31, 2011, the Company has authorized 425,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2011, there were 112,500,000 shares issued and 112,500,000 shares outstanding that were sold on March 31, 2011 for $3,750 to the Company’s founder.

During the year ended December 31, 2012 the Company received $467,500 in exchange for 467,500 shares of its common stock. At December 31, 2012 there were 112,967,500 shares issued and 112,967,500 shares outstanding.